DEBT (Details - Fair value) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Public Warrants [Member]
Offsetting Assets [Line Items]
Financial Liabilities Fair Value Disclosure	$ 750,000	$ 2,398,500
Private Placement Warrants [Member]
Offsetting Assets [Line Items]
Financial Liabilities Fair Value Disclosure	$ 375,000	$ 2,398,500